Pay vs Performance Disclosure $ / shares in Units, Pure in Thousands	12 Months Ended					60 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2025 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following Pay Versus Performance information presents the compensation of our NEOs disclosed in the Summary Compensation Table (“SCT”), as well as compensation actually paid (“CAP”) to our NEOs and certain performance measure results prepared in accordance with Item 402(v) of SEC Regulation S-K.

As discussed further below, the CAP amounts do not necessarily represent actual compensation earned or realized by our NEOs in a given year. The Compensation Committee did not consider the Pay Versus Performance information in making its compensation decisions for our NEOs. For additional information about our performance-based pay philosophy and how the Compensation Committee aligns executive compensation with our performance, refer to “Named Executive Officer Compensation — Compensation Discussion and Analysis” in this Proxy Statement and in the proxy statements for 2021, 2022, 2023 and 2024.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non- PEO NEOs ($)(1)(2)	TSR ($)(3)	Peer Group TSR ($)(3)	Net Income (in thousands)($)(4)	Company-Selected Measure: Non-GAAP Operating Income (in thousands)($)(5)
2025	19,930,736	250,151,561	8,503,205	100,388,505	256.61	253.38	621,483	989,373
2024	18,979,292	21,914,905	8,070,410	8,549,589	166.15	178.14	1,592,058	768,132
2023	14,643,469	138,253,668	5,936,147	48,844,169	175.91	149.36	427,374	648,031
2022	20,664,936	(66,596,378)	8,578,977	(18,412,649)	97.85	90.58	437,672	688,899
2021	20,254,831	114,053,034	7,227,671	35,989,415	135.49	141.16	242,023	400,289

(1)

For each of 2021, 2022, 2023, 2024 and 2025, (each, a “Covered Year”), our CEO, Mr. Hsing, served as our principal executive officer (“PEO”). For each Covered Year, our non-PEO NEOs were Mr. Blegen, Mr. Xiao, Mr. Sciammas and Ms. Tseng.

Company Selected Measure Name	non-GAAP operating income
Peer Group Issuers, Footnote	For purposes of this tabular disclosure, our peer group represents the PHLX Index, which we also disclose in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2025 Annual Report. For each Covered Year, our TSR and our peer group’s TSR were calculated as the cumulative TSR from December 31, 2020 through the last day of the applicable Covered Year, assuming that $100 was invested on December 31, 2020. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
PEO Total Compensation Amount	$ 19,930,736	$ 18,979,292	$ 14,643,469	$ 20,664,936	$ 20,254,831
PEO Actually Paid Compensation Amount	$ 250,151,561	21,914,905	138,253,668	(66,596,378)	114,053,034
Adjustment To PEO Compensation, Footnote
(2)	The amounts represent the CAP amounts calculated in accordance with SEC rules. The following table provides a reconciliation of the SCT amounts to the CAP amounts for 2025:

		FY 2025
Reconciliation of SCT amounts to CAP amounts (a)		PEO ($)	Average Non-PEO NEOs ($)
Total SCT amounts		19,930,736	8,503,205
-	“Stock Awards” amounts under the SCT	(12,686,332)	(4,804,872)
+	Covered Year-end fair value of awards granted in the Covered Year that are outstanding and unvested as of the end of the Covered Year	17,520,279	6,635,700
+	Change in fair value (from prior year-end to Covered Year-end) of awards granted prior to Covered Year that are outstanding and unvested as of the end of the Covered Year	68,692,700	26,252,611
+	Change in fair value (from prior year-end to vesting date) of awards granted prior to Covered Year that vested in the Covered Year	156,694,178	63,801,861
Total CAP amounts		250,151,561	100,388,505

(a)

The grant date fair value of the equity awards was determined using a Monte Carlo simulation model. Assumptions used in the grant date valuation are disclosed in our 2025 Annual Report. For equity awards vested during the applicable Covered Year, the fair value was based on the closing stock price plus accumulated dividend equivalents at the vesting date. For outstanding equity awards for which the performance conditions have not been achieved, the year-end fair value was determined using a Monte Carlo simulation model. For outstanding equity awards for which all the performance conditions have been achieved but additional time-based service conditions are required, the year-end fair value was based on the closing stock price plus accumulated dividend equivalents. The increases or decreases in the year-end fair value were primarily driven by changes in our stock price.

(3)

For purposes of this tabular disclosure, our peer group represents the PHLX Index, which we also disclose in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2025 Annual Report. For each Covered Year, our TSR and our peer group’s TSR were calculated as the cumulative TSR from December 31, 2020 through the last day of the applicable Covered Year, assuming that $100 was invested on December 31, 2020. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)

The amounts represent GAAP net income. In February 2026, we restated 2024 GAAP net income in our 2025 Annual Report. For further information regarding the restatement, see Note 2 to the financial statements included in our 2025 Annual Report.

In 2024, one of our foreign subsidiaries was granted a ten-year tax incentive. A deferred tax benefit of approximately $1.1 billion, net of $0.2 billion of deferred tax liability and $0.1 billion of valuation allowance, was recorded in 2024 to reflect the estimated future reductions in cash tax paid in that jurisdiction associated with the incentive. This deferred tax benefit favorably impacted our 2024 GAAP net income.

(5)

In our assessment, the Company-Selected Measure is non-GAAP operating income, which represents the most important financial performance measure used by us to link CAP to our NEOs, for 2025, to our performance. Refer to “Named Executive Officer Compensation - Compensation Discussion and Analysis” for further discussion. Non-GAAP operating income represents GAAP operating income, excluding stock-based compensation and related expense, deferred compensation expense/income, amortization of acquisition-related intangible assets and litigation expense. See Annexure A for a reconciliation of GAAP operating income to non-GAAP operating income used in our short-term cash incentive plan.

Non-PEO NEO Average Total Compensation Amount	$ 8,503,205	8,070,410	5,936,147	8,578,977	7,227,671
Non-PEO NEO Average Compensation Actually Paid Amount	$ 100,388,505	8,549,589	48,844,169	(18,412,649)	35,989,415
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The amounts represent the CAP amounts calculated in accordance with SEC rules. The following table provides a reconciliation of the SCT amounts to the CAP amounts for 2025:

		FY 2025
Reconciliation of SCT amounts to CAP amounts (a)		PEO ($)	Average Non-PEO NEOs ($)
Total SCT amounts		19,930,736	8,503,205
-	“Stock Awards” amounts under the SCT	(12,686,332)	(4,804,872)
+	Covered Year-end fair value of awards granted in the Covered Year that are outstanding and unvested as of the end of the Covered Year	17,520,279	6,635,700
+	Change in fair value (from prior year-end to Covered Year-end) of awards granted prior to Covered Year that are outstanding and unvested as of the end of the Covered Year	68,692,700	26,252,611
+	Change in fair value (from prior year-end to vesting date) of awards granted prior to Covered Year that vested in the Covered Year	156,694,178	63,801,861
Total CAP amounts		250,151,561	100,388,505

(a)

The grant date fair value of the equity awards was determined using a Monte Carlo simulation model. Assumptions used in the grant date valuation are disclosed in our 2025 Annual Report. For equity awards vested during the applicable Covered Year, the fair value was based on the closing stock price plus accumulated dividend equivalents at the vesting date. For outstanding equity awards for which the performance conditions have not been achieved, the year-end fair value was determined using a Monte Carlo simulation model. For outstanding equity awards for which all the performance conditions have been achieved but additional time-based service conditions are required, the year-end fair value was based on the closing stock price plus accumulated dividend equivalents. The increases or decreases in the year-end fair value were primarily driven by changes in our stock price.

(3)

For purposes of this tabular disclosure, our peer group represents the PHLX Index, which we also disclose in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2025 Annual Report. For each Covered Year, our TSR and our peer group’s TSR were calculated as the cumulative TSR from December 31, 2020 through the last day of the applicable Covered Year, assuming that $100 was invested on December 31, 2020. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)

The amounts represent GAAP net income. In February 2026, we restated 2024 GAAP net income in our 2025 Annual Report. For further information regarding the restatement, see Note 2 to the financial statements included in our 2025 Annual Report.

In 2024, one of our foreign subsidiaries was granted a ten-year tax incentive. A deferred tax benefit of approximately $1.1 billion, net of $0.2 billion of deferred tax liability and $0.1 billion of valuation allowance, was recorded in 2024 to reflect the estimated future reductions in cash tax paid in that jurisdiction associated with the incentive. This deferred tax benefit favorably impacted our 2024 GAAP net income.

(5)

In our assessment, the Company-Selected Measure is non-GAAP operating income, which represents the most important financial performance measure used by us to link CAP to our NEOs, for 2025, to our performance. Refer to “Named Executive Officer Compensation - Compensation Discussion and Analysis” for further discussion. Non-GAAP operating income represents GAAP operating income, excluding stock-based compensation and related expense, deferred compensation expense/income, amortization of acquisition-related intangible assets and litigation expense. See Annexure A for a reconciliation of GAAP operating income to non-GAAP operating income used in our short-term cash incentive plan.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between CAP and Performance Measures

Because our executive compensation program consists primarily of performance-based equity awards, the main determinants of the CAP amounts, as calculated under SEC rules, are our stock price, actual payouts from equity awards vested during the applicable Covered Year, and the number of outstanding equity awards based on projected and actual performance achievement. As shown in the table above, the CAP amounts include year-end revaluations of equity awards granted in the applicable Covered Year, plus changes in the fair value of vested and outstanding equity awards, all of which are heavily impacted by the performance of our stock price.

Relationship Between CAP and TSR:

The following chart compares the CAP amounts to our TSR and our peer group's TSR since December 31, 2020, measured as of the last day of each Covered Year.

Compensation Actually Paid vs. Net Income	Relationship Between CAP and Net Income: The following chart compares the CAP amounts to our net income for each Covered Year.
Compensation Actually Paid vs. Company Selected Measure	Relationship Between CAP and Company-Selected Measure: The following chart compares the CAP amounts to the Company-Selected Measure for each Covered Year.
Tabular List, Table

2025 Tabular List of Performance Measures

The following list includes the most important performance measures used by us to link CAP to our NEOs, for 2025, to our performance. These measures are not ranked.

●	Revenue growth rate
●	Non-GAAP operating income
●	Relative TSR
●	Manufacturing capacity
●	Revenue generated from EV manufacturers
●	Revenue generated from products for EV powertrains and 48-volt electrical systems

Total Shareholder Return Amount	$ 256.61	166.15	175.91	97.85	135.49
Peer Group Total Shareholder Return Amount	253.38	178.14	149.36	90.58	141.16
Net Income (Loss)	$ 621,483,000	$ 1,592,058,000	$ 427,374,000	$ 437,672,000	$ 242,023,000
Company Selected Measure Amount	989,373	768,132	648,031	688,899	400,289
PEO Name						Mr. Hsing
mpwr_DeferredTaxAssetsLiabilitiesNet1		$ 194,600,000
mpwr_StockPriceTargetMinimum | $ / shares	$ 455.41					$ 455.41
mpwr_StockPriceTargetMaximum | $ / shares	$ 591.25					$ 591.25
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue growth rate
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Manufacturing capacity
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue generated from EV manufacturers
Measure:: 6
Pay vs Performance Disclosure
Name	Revenue generated from products for EV powertrains and 48-volt electrical systems
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (12,686,332)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,520,279
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,692,700
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	156,694,178
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,804,872)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,635,700
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,252,611
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 63,801,861